NOTES PAYABLE - Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 23, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
NOTES PAYABLE
Unamortized debt discount	$ (1,029,965)	$ (251,456)			$ (225,649)
Total	3,570,035	2,888,544			2,330,351
Less: Current portion					$ (2,330,351)
Long-term portion	3,570,035	2,888,544
10% Notes
NOTES PAYABLE
Note of Debt Carrying Amount	$ 4,260,000	$ 2,600,000
Interest rate (as a percent)	10.00%	10.00%	10.00%		10.00%
12% Notes 2019 [Member]
NOTES PAYABLE
Note of Debt Carrying Amount					$ 1,506,000
Interest rate (as a percent)						12.00%
SBI Note [Member]
NOTES PAYABLE
Note of Debt Carrying Amount					750,000
15% Notes
NOTES PAYABLE
Note of Debt Carrying Amount		$ 200,000			$ 200,000
Interest rate (as a percent)		15.00%		15.00%	15.00%	12.00%
Related party note payable
NOTES PAYABLE
Note of Debt Carrying Amount	$ 340,000	$ 340,000	$ 340,000		$ 100,000